SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
VAT rate	6.00%
Advertising expenses	$ 622	$ 623	$ 1,209
Operating Income (Loss)	(33,375)	(48,752)	(178,804)
Net Cash Provided by (Used in) Operating Activities	(14,916)	(19,774)	(58,570)
Income Tax Examination, Penalties and Interest Expense		4,324		$ 1,660	$ 2,664
Sale of equity interest, percentage					75.00%
Accrued Income Taxes	11,065	11,065
Unrecognized Tax Benefits	11,065	11,065	12,725	$ 12,725
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	11,065
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	4,324	0
Unrecognized Tax Benefits, Interest on Income Taxes Expense	0	0	0
Operating Lease, Liability	1,437
Contract with Customer, Liability, Current	2,813	1,995
Revenue, Remaining Performance Obligation, Amount	1,659
Contract with Customer, Asset, Net	1,724
Revenue from non monetary transactions	0	0	0
Direct costs for non monetary exchanges	0
Cost of non-deductible input VAT that generated in prior years	$ 10,998	$ 0	$ 0
PRC Tax Administration and Collection Law [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong Inland Revenue Department [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use	According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.
Exchange of equipment and other assets | Yijie
Significant Accounting Policies [Line Items]
Revenue from non monetary transactions	$ 792
Settlement of confession fee	3,678
Exchange of office software | Beijing Kingsoft Co., Ltd.
Significant Accounting Policies [Line Items]
Consideration amount	$ 431
Minimum
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%